Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000243703 | Contemporary Amperex Technology Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	4.40%
C000243703 | Montage Technology Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243703 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	3.40%
C000243703 | Luxshare Precision Industry Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000243703 | Cambricon Technologies Corp. Ltd.A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000243703 | Kweichow Moutai Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000243703 | China Merchants Bank Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000243703 | Zhongji Innolight Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000243703 | Ping An Insurance Group Co. of China Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000243703 | Chaozhou Three-Circle Group Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000243703 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	34.60%
C000243703 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000243703 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.60%
C000243703 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000243703 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.80%
C000243703 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.90%
C000243703 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.70%
C000243703 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000243703 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000243703 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000243703 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.40%
C000243703 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.40%
C000243703 | China
Holdings [Line Items]
Percent of Total Investments	95.60%
C000243703 | United States
Holdings [Line Items]
Percent of Total Investments	4.40%
C000237927 | LongGold 100 OzFR_ADI2XJBP4
Holdings [Line Items]
Percent of Net Long Exposure	14.00%
C000237927 | LongPrimary AluminumFR_ADI2ZPXD1
Holdings [Line Items]
Percent of Net Long Exposure	10.90%
C000237927 | LongCopperFR_ADI392P55
Holdings [Line Items]
Percent of Net Long Exposure	9.20%
C000237927 | LongZincFR_ADI318K63
Holdings [Line Items]
Percent of Net Long Exposure	8.90%
C000237927 | LongBrent CrudeFR_ADI34RVR0
Holdings [Line Items]
Percent of Net Long Exposure	8.30%
C000237927 | LongSoybeanFR_ADI38D3P2
Holdings [Line Items]
Percent of Net Long Exposure	6.50%
C000237927 | LongLow Sulphur GasoilFR_ADI34TYM4
Holdings [Line Items]
Percent of Net Long Exposure	5.80%
C000237927 | LongWTI CrudeFR_ADI2WTJQ3
Holdings [Line Items]
Percent of Net Long Exposure	5.80%
C000237927 | LongNickelFR_ADI34TYV4
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
C000237927 | LongNatural GasFR_ADI27ZW17
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
C000237927 | ShortPrimary AluminumFR_ADI2ZPXD1
Holdings [Line Items]
Percent of Net Short Exposure	(7.30%)
C000237927 | ShortZincFR_ADI2ZPXF6
Holdings [Line Items]
Percent of Net Short Exposure	(6.00%)
C000237927 | ShortNickelFR_ADI34TYV4
Holdings [Line Items]
Percent of Net Short Exposure	(4.50%)
C000237927 | ShortLeadFR_ADI2ZPWT7
Holdings [Line Items]
Percent of Net Short Exposure	(2.10%)
C000237927 | ShortCopperFR_ADI2ZPWS9
Holdings [Line Items]
Percent of Net Short Exposure	(1.20%)
C000237927 | ShortTinFR_ADI38SXX9
Holdings [Line Items]
Percent of Net Short Exposure	(0.30%)
C000251139 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000251139 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000251139 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000251139 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000251139 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000251139 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251139 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251139 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000251139 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000251139 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000251139 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	34.60%
C000251139 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000251139 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000251139 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.60%
C000251139 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.40%
C000251139 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.90%
C000251139 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000251139 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251139 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000251139 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.60%
C000251139 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.20%
C000251139 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000251139 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234392 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000234392 | Definium Therapeutics, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000234392 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000234392 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000234392 | Protagonist Therapeutics, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000234392 | Glaukos Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000234392 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.00%
C000234392 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000234392 | Shopify, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234392 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234392 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	47.00%
C000234392 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000234392 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000234392 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000234392 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.50%
C000234392 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000234392 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000234392 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.60%
C000234392 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	4.00%
C000255686 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000255686 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000255686 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000255686 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000255686 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.70%
C000255686 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000255686 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.00%
C000255686 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000255686 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000255686 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000255686 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	42.10%
C000255686 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000255686 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000255686 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.40%
C000255686 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000255686 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000255686 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.70%
C000255686 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000255686 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.50%
C000255686 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.40%
C000255686 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.20%
C000271664 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	3.70%
C000271664 | BHP Group Ltd.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000271664 | Novartis AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000271664 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000271664 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	1.80%
C000271664 | UBS Group AG
Holdings [Line Items]
Percent of Total Investments	1.60%
C000271664 | ABB Ltd.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000271664 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000271664 | Banco Bilbao Vizcaya Argentaria SA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000271664 | Deutsche Post AG
Holdings [Line Items]
Percent of Total Investments	1.30%
C000271664 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	10.40%
C000271664 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	28.10%
C000271664 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.00%
C000271664 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000271664 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000271664 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.50%
C000271664 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.30%
C000271664 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.40%
C000271664 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000271664 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.10%
C000271664 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000271664 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.50%
C000271664 | United States
Holdings [Line Items]
Percent of Total Investments	5.00%
C000271664 | Japan
Holdings [Line Items]
Percent of Total Investments	20.10%
C000271664 | Canada
Holdings [Line Items]
Percent of Total Investments	11.90%
C000271664 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	11.60%
C000271664 | France
Holdings [Line Items]
Percent of Total Investments	7.30%
C000271664 | Australia
Holdings [Line Items]
Percent of Total Investments	6.20%
C000271664 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.00%
C000271664 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.60%
C000271664 | Italy
Holdings [Line Items]
Percent of Total Investments	5.00%
C000271664 | Spain
Holdings [Line Items]
Percent of Total Investments	5.00%
C000252374 | Mizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000252374 | Resona Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000252374 | Tokio Marine Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000252374 | Sysmex Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000252374 | Sumitomo Electric Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252374 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252374 | Toyota Tsusho Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252374 | Niterra Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000252374 | Amada Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000252374 | Kinden Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000252374 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.70%
C000252374 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.30%
C000252374 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	30.50%
C000252374 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000252374 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000252374 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	19.20%
C000252374 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000252374 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.30%
C000252374 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000252374 | United States
Holdings [Line Items]
Percent of Total Investments	1.60%
C000252374 | Japan
Holdings [Line Items]
Percent of Total Investments	98.40%
C000245650 | SPDR S&P 500 ETF Trust767.0009/25/2026
Holdings [Line Items]
Percent of Total Investments	21.00%
C000245650 | SPDR S&P 500 ETF Trust771.0009/4/2026
Holdings [Line Items]
Percent of Total Investments	15.30%
C000245650 | SPDR S&P 500 ETF Trust763.0009/18/2026
Holdings [Line Items]
Percent of Total Investments	9.30%
C000245650 | SPDR S&P 500 ETF Trust764.0009/18/2026
Holdings [Line Items]
Percent of Total Investments	9.00%
C000245650 | SPDR S&P 500 ETF Trust772.0009/11/2026
Holdings [Line Items]
Percent of Total Investments	7.60%
C000245650 | SPDR S&P 500 ETF Trust777.0009/11/2026
Holdings [Line Items]
Percent of Total Investments	6.80%
C000245650 | SPDR S&P 500 ETF Trust774.0009/18/2026
Holdings [Line Items]
Percent of Total Investments	5.60%
C000245650 | SPDR S&P 500 ETF Trust776.0009/11/2026
Holdings [Line Items]
Percent of Total Investments	4.20%
C000245650 | SPDR S&P 500 ETF Trust771.0009/11/2026
Holdings [Line Items]
Percent of Total Investments	4.10%
C000245650 | SPDR S&P 500 ETF Trust770.0009/4/2026
Holdings [Line Items]
Percent of Total Investments	3.80%
C000245650 | Less than 1 year
Holdings [Line Items]
Percent of Total Investments	47.00%
C000245650 | 1 to 3 years
Holdings [Line Items]
Percent of Total Investments	46.30%
C000245650 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.70%
C000260008 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000260008 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000260008 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000260008 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.00%
C000260008 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000260008 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	5.30%
C000260008 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000260008 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000260008 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	3.70%
C000260008 | Home Depot, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000260008 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.10%
C000260008 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	17.70%
C000260008 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000260008 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000260008 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.10%
C000260008 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.30%
C000260008 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000260008 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.40%
C000260008 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000260008 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.20%
C000260008 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000248517 | Kirby Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000248517 | Tidewater, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000248517 | Revvity, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000248517 | Haemonetics Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000248517 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000248517 | Gates Industrial Corp. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000248517 | UMB Financial Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000248517 | UGI Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000248517 | Jack Henry & Associates, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000248517 | White Mountains Insurance Group Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000248517 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.40%
C000248517 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.50%
C000248517 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.10%
C000248517 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000248517 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.50%
C000248517 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.80%
C000248517 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.80%
C000248517 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	5.10%
C000248517 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.60%
C000248517 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000248517 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.80%